Note 20 - Other Significant Segment Items (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Network Service and Systems Integration Business [Member]
Depreciation and amortization	¥ 9,377,657	¥ 9,139,687	¥ 8,405,080
ATM Operation Business [Member]
Depreciation and amortization	543,898	537,652	417,901
Depreciation and amortization	¥ 9,921,555	¥ 9,677,339	¥ 8,822,981